Loss per share - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Loss attributable to owners of the Company – basic	¥ (57,745)	¥ (19,945)	¥ (37,432)
Loss attributable to owners of the Company – diluted	¥ (57,745)	¥ (19,945)	¥ (37,432)
Shares (denominator):
Weighted average number of shares – basic	143,504,373	143,504,373	131,658,595
Weighted average number of shares – diluted	143,504,373	143,504,373	131,658,595
Loss per share – basic (RMB)	¥ (0.4)	¥ (0.14)	¥ (0.28)
Loss per share – diluted (RMB)	¥ (0.4)	¥ (0.14)	¥ (0.28)